Segment and Geographic Information - Schedule of Geographic Distributions of Revenues, Equity in Earnings of Affiliates, Adjusted Segment EBITDA, Depreciation and Amortization and Assets (Detail) - USD ($)
$ in Millions
	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Segment Reporting Information [Line Items]
Revenues	$ 60,233	$ 58,752	$ 51,533
Equity in earnings of affiliates	(45)	(113)	(54)
Adjusted segment EBITDA	12,067	12,644	10,037
Depreciation and amortization	2,969	2,853	2,721
Interest expense	1,741	1,566	1,584
Losses (gains) on sales of facilities	(1,301)	(1,620)	7
Losses on retirement of debt	78	12	295
Income before income taxes	8,580	9,833	5,430
Assets	52,438	50,742	47,490
Goodwill and other intangible assets, Beginning Balance	9,540	8,578	8,269
Goodwill and other intangible assets, Acquisitions	262	1,062	344
Foreign Currency Translation Amortization And Other	(149)	(100)	(35)
Goodwill and other intangible assets, Ending Balance	9,653	9,540	8,578
National Group [Member]
Segment Reporting Information [Line Items]
Revenues	16,767	16,329	14,428
Equity in earnings of affiliates	(1)	(33)	(28)
Adjusted segment EBITDA	3,616	4,202	3,243
Depreciation and amortization	801	754	686
Assets	11,793	11,236	10,605
Goodwill and other intangible assets, Beginning Balance	1,212	1,089	1,062
Goodwill and other intangible assets, Acquisitions	75	126	29
Foreign Currency Translation Amortization And Other	(43)	(3)	(2)
Goodwill and other intangible assets, Ending Balance	1,244	1,212	1,089
Atlantic Group [Member]
Segment Reporting Information [Line Items]
Revenues	19,324	19,098	16,199
Equity in earnings of affiliates	(3)	(2)	(2)
Adjusted segment EBITDA	3,881	4,218	3,405
Depreciation and amortization	921	848	764
Assets	15,092	13,944	11,909
Goodwill and other intangible assets, Beginning Balance	1,970	1,375	1,366
Goodwill and other intangible assets, Acquisitions	90	610	9
Foreign Currency Translation Amortization And Other	(3)	(15)	0
Goodwill and other intangible assets, Ending Balance	2,057	1,970	1,375
American Group [Member]
Segment Reporting Information [Line Items]
Revenues	20,858	19,636	17,479
Equity in earnings of affiliates	(43)	(50)	(40)
Adjusted segment EBITDA	5,102	4,836	4,061
Depreciation and amortization	937	897	873
Assets	17,934	17,224	16,082
Goodwill and other intangible assets, Beginning Balance	5,062	4,996	4,970
Goodwill and other intangible assets, Acquisitions	90	66	27
Foreign Currency Translation Amortization And Other	0	0	(1)
Goodwill and other intangible assets, Ending Balance	5,152	5,062	4,996
Corporate and Other [Member]
Segment Reporting Information [Line Items]
Revenues	3,284	3,689	3,427
Equity in earnings of affiliates	2	(28)	16
Adjusted segment EBITDA	(532)	(612)	(672)
Depreciation and amortization	310	354	398
Assets	7,619	8,338	8,894
Goodwill and other intangible assets, Beginning Balance	1,296	1,118	871
Goodwill and other intangible assets, Acquisitions	7	260	279
Foreign Currency Translation Amortization And Other	(103)	(82)	(32)
Goodwill and other intangible assets, Ending Balance	$ 1,200	$ 1,296	$ 1,118